Average Annual Total Returns - Brighthouse/Artisan Mid Cap Value Portfolio	Apr. 30, 2021
Russell Midcap Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	4.96%
5 Years	9.73%
10 Years	10.49%
Class A
Average Annual Return:
1 Year	6.25%
5 Years	9.62%
10 Years	9.10%
Class B
Average Annual Return:
1 Year	5.98%
5 Years	9.35%
10 Years	8.82%
Class E
Average Annual Return:
1 Year	6.09%
5 Years	9.46%
10 Years	8.93%